Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Stockholders' Equity
Preferred Stock shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock shares Issued	0	0	0
Preferred Stock shares Outstanding	0	0	0
Common Stock shares par value	$ 0.001	$ 0.001	$ 0.001
Common Stock shares Authorized	300,000,000	300,000,000	1,000,000
Common Stock shares Issued	149,417,062	134,941,797	419,200
Common Stock shares Outstanding	149,417,062	134,941,797	419,200